Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including the operations from TTOL and TIL, which were acquired in 2017 (notes 7 and 23) and those tankers employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and LNG terminal management, consultancy, procurement and other related services. Segment results are evaluated based on income (loss) from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables include results for the Company’s revenue and income (loss) from operations by segment for the years ended December 31, 2018, 2017 and 2016:

Year Ended December 31, 2018	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)(3)	720,076	48,175	(12,488)	755,763
Voyage expenses (3)	(373,064)	—	12,488	(360,576)
Vessel operating expenses	(174,278)	(34,853)	—	(209,131)
Time-charter hire expense	(13,537)	(6,001)	—	(19,538)
Depreciation and amortization	(114,062)	(4,452)	—	(118,514)
General and administrative expenses (4)	(36,481)	(3,294)	—	(39,775)
Gain on sale of vessel	—	170	—	170
Restructuring charges	(152)	(1,043)	—	(1,195)
Income (loss) from operations	8,502	(1,298)	—	7,204
Equity income	1,220	—	—	1,220

Year Ended December 31, 2017	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)(3)	391,267	50,422	(10,511)	431,178
Voyage expenses (3)	(87,879)	—	10,511	(77,368)
Vessel operating expenses	(135,740)	(39,649)	—	(175,389)
Time-charter hire expense	(25,666)	(4,995)	—	(30,661)
Depreciation and amortization	(95,433)	(5,048)	—	(100,481)
General and administrative expenses (4)	(29,539)	(3,340)	—	(32,879)
(Loss) gain on sale of vessel	(13,034)	50	—	(12,984)
Income (loss) from operations	3,976	(2,560)	—	1,416
Equity loss	(25,370)	—	—	(25,370)

Year Ended December 31, 2016	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)(3)	512,608	41,136	(3,201)	550,543
Voyage expenses (3)	(56,805)	—	3,201	(53,604)
Vessel operating expenses	(150,100)	(32,498)	—	(182,598)
Time-charter hire expense	(57,368)	(2,279)	—	(59,647)
Depreciation and amortization	(99,024)	(5,125)	—	(104,149)
General and administrative expenses (4)	(29,432)	(3,767)	—	(33,199)
(Loss) gain on sale of vessel	(20,926)	332	—	(20,594)
Income (loss) from operations	98,953	(2,201)	—	96,752
Equity income	7,680	—	—	7,680

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on actual costs incurred during 2018 and 2017 (2016 - based on estimated costs of approximately $25,000 per voyage).

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in other revenues in the Company's consolidated statements of (loss) income.

(3)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see note 2).

(4)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources) (note 15e).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at December 31, 2018 $	As at December 31, 2017 $
Conventional Tanker	2,069,854	2,089,099
Ship-to-Ship Transfer	36,315	36,810
Cash and cash equivalents	54,917	71,439
Total assets	2,161,086	2,197,348